LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets

	Years ended December 31,
	2021	2020
Balance, beginning of year	$66.8	$58.8
Additions	18.1	24.4
Interest expense	2.6	2.9
Foreign exchange impact	(0.4)	0.2
Principal lease payments	(18.9)	(16.5)
Interest payments	(2.6)	(3.0)
Balance, end of year	$65.6	$66.8
Current portion	$21.4	$18.0
Non-current portion	44.2	48.8
	$65.6	$66.8

	Years ended December 31,
	2021	2020
Amounts recognized in statement of earnings (loss):
Short-term and low-value leases	$42.7	$47.2
Variable lease payments	$26.6	$30.1